Consolidated Balance Sheets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash and cash equivalents		$ 16,060,686	$ 23,716,768
Restricted cash		1,361
Accounts receivable, net		2,874,494	4,043,473
Due from related party		117,141
Advances to suppliers, net		774,467	1,382,172
Inventories, net		95,124	344,823
Other current assets		465,480	386,954
Total Current Assets		20,388,753	29,874,190
Non-Current Assets:
Property and equipment, net		76,470	183,386
Right-of-use assets		119,056	227,603
Deferred Offering Costs			9,893
Goodwill			7,700,569
Total Non-Current Assets		195,526	8,121,451
TOTAL ASSETS		20,584,279	37,995,641
Current Liabilities:
Short-term loan		294,370	332,309
Accounts payable		2,547,805	4,990,647
Contract liabilities		1,004,832	747,093
Lease liabilities		119,434	107,467
Tax Payable		429,485	204,232
Accrued expenses and other current liabilities		3,115,282	1,964,469
Total Current Liabilities		7,511,208	8,346,217
Non-Current Liabilities:
Due to related parties		3,912,606	3,679,717
Long-term loan		123,945	218,722
Convertible notes			5,550,607
Lease liabilities		20,613	144,163
Total Non-Current Liabilities		4,057,164	9,593,209
TOTAL LIABILITIES		11,568,372	17,939,426
Commitment and Contingencies
STOCKHOLDERS’ EQUITY
Ordinary shares, no par value, unlimited shares authorized; 2,923,325 and 1,741,295 shares issued and outstanding as of December 31, 2023 and 2022, respectively	[1]
Additional paid-in capital		44,515,833	38,571,534
Accumulated deficit		(33,147,714)	(17,081,329)
Accumulated other comprehensive loss		(1,953,766)	(1,281,864)
Equity attributable to owners of the Company		9,414,353	20,208,341
Non-controlling interests		(398,446)	(152,126)
TOTAL STOCKHOLDERS’ EQUITY		9,015,907	20,056,215
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		$ 20,584,279	$ 37,995,641

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12)